Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 38,642	$ 34,703
Cost of revenues	21,530	18,568
Gross profit	17,112	16,135
Other expenses (income):
Sales and marketing	5,515	4,402
General and administrative	7,815	6,135
Research and development	1,963	1,888
Interest expense, net	2,219	2,330
Interest expense - related party	19	43
Amortization of intangible assets	1,858	1,805
Change in fair value of contingent consideration	3,380	59
Impairment loss on equipment	273	0
Impairment loss on intangible assets	281	0
Impairment loss on goodwill	47,088	0
Other income, net	(112)	(489)
Total other expenses	70,299	16,173
Loss before income taxes	(53,187)	(38)
Benefit from income taxes	(2,969)	(365)
Net income (loss)	(50,218)	327
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	108	(67)
Unrealized gain on cash flow hedges, net of taxes of $(45) and $(23), respectively	73	41
Other comprehensive income (loss)	181	(26)
Comprehensive income (loss)	$ (50,037)	$ 301
Net income (loss) per common share:
Basic (in dollars per share)	$ (2.76)	$ 0.02
Diluted (in dollars per share)	$ (2.76)	$ 0.02
Weighted average shares used to compute net income (loss) per common share:
Basic (in shares)	18,205,586	16,911,103
Diluted (in shares)	18,205,586	18,470,638